Pay vs Performance Disclosure - USD ($)		12 Months Ended					60 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The pay versus performance disclosure should not be deemed incorporated by reference into any other filing under the Securities Act of 1933 or the Securities Exchange Act of 1934.

					Value of Initial Fixed $100 Investment based on:[4]
Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Diluted Earnings Per Share[5] ($)
2025	3,380,337	2,809,198	1,277,025	1,074,117	177.74	196.00	140.2	$4.75
2024	2,534,484	3,970,676	1,078,464	1,648,117	192.57	147.85	114.5	$3.89
2023	1,560,517	1,197,550	773,562	612,725	135.38	107.76	107.7	$3.67
2022	1,962,364	2,312,092	898,772	1,033,291	166.82	108.73	93.3	$3.21
2021	1,548,814	3,364,352	786,865	1,575,947	160.96	138.33	74.6	$2.97

(1)	James A. Hillebrand was our PEO for each year presented in the table above. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Phillip S. Poindexter	Phillip S. Poindexter	Phillip S. Poindexter	Phillip S. Poindexter	Phillip S. Poindexter
T. Clay Stinnett	T. Clay Stinnett	T. Clay Stinnett	T. Clay Stinnett	T. Clay Stinnett
Kathy C. Thompson	Kathy C. Thompson	Kathy C. Thompson	Michael V. Rehm	Michael V. Rehm
William M. Dishman III	Michael V. Rehm	Michael V. Rehm	Shannon B. Budnick	William M. Dishman III

(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by our PEO and non-PEO NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

(3)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

PEO Total Compensation Amount		$ 3,380,337	$ 2,534,484	$ 1,560,517	$ 1,962,364	$ 1,548,814
PEO Actually Paid Compensation Amount		$ 2,809,198	3,970,676	1,197,550	2,312,092	3,364,352
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	3,380,337	0	(874,986)	0	303,847	2,809,198

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,277,025	0	(286,369)	0	83,461	1,074,117

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	700,196	(237,815)	0	(158,534)	0	0	303,847

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	229,142	(87,716)	0	(57,965)	0	0	83,461

(4)

The Peer Group Total Shareholder Return (TSR) set forth in this table utilizes the KBW NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KBW NASDAQ Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)	We determined diluted earnings per share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2025.

Non-PEO NEO Average Total Compensation Amount		$ 1,277,025	1,078,464	773,562	898,772	786,865
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,074,117	1,648,117	612,725	1,033,291	1,575,947
Adjustment to Non-PEO NEO Compensation Footnote
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	3,380,337	0	(874,986)	0	303,847	2,809,198

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,277,025	0	(286,369)	0	83,461	1,074,117

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	700,196	(237,815)	0	(158,534)	0	0	303,847

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	229,142	(87,716)	0	(57,965)	0	0	83,461

(4)

The Peer Group Total Shareholder Return (TSR) set forth in this table utilizes the KBW NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KBW NASDAQ Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)	We determined diluted earnings per share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2025.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company TSR and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR for the KBW NASDAQ Bank Index over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our net income during the five most recently completed fiscal years

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s Diluted Earnings Per Share during the five most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and each of the non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked. We refer you to the section captioned “Compensation Discussion and Analysis” beginning on page 30 of this Proxy Statement for a discussion of each of these measures and how they are used in our executive compensation program.

James A. Hillebrand	Philip S. Poindexter	T. Clay Stinnett	Michael V. Rehm	William Dishman
Diluted Earnings Per Share Return on Average Assets	Diluted Earnings Per Share Return on Average Assets	Diluted Earnings Per Share Return on Average Assets	Diluted Earnings Per Share Return on Average Assets Loan Growth	Diluted Earnings Per Share Return on Average Assets

Total Shareholder Return Amount		$ 177.74	192.57	135.38	166.82	160.96
Peer Group Total Shareholder Return Amount		196	147.85	107.76	108.73	138.33
Net Income (Loss)		$ 140.2	$ 114.5	$ 107.7	$ 93.3	$ 74.6
Company Selected Measure Amount		4.75	3.89	3.67	3.21	2.97
PEO Name							James A. Hillebrand
Measure:: 1
Pay vs Performance Disclosure
Name		Diluted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name		Loan Growth
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		303,847
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(874,986)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		700,196
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(237,815)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(158,534)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 83,461	83,461
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (286,369)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,142
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,716)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,965)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0